Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 07, 2017
Registrant Name	dei_EntityRegistrantName	Oppenheimer ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001384032
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 07, 2017
Document Effective Date	dei_DocumentEffectiveDate	Nov. 07, 2017
Prospectus Date	rr_ProspectusDate	Nov. 08, 2017